Taxes on Income (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates		23.00%	23.00%	23.00%
The Netherlands taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates	15.00%	15.00%	16.50%
Unrecognized tax benefits	€ 395,000	€ 245,000	€ 200,000
Percetage of taxable profits exceeding	25.00%	25.00%
Percentage of decuation in investment costs from corporate income		45.50%			58.00%
The Netherlands taxation [Member] | 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates			20.00%
Unrecognized tax benefits			€ 200,000
Percetage of taxable profits exceeding			25.00%
Luxembourg taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates		29.22%
Italian taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates		24.00%
Italian taxation [Member] | Resident and Non-Resident [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced		only on income arising in Italy at the rate from 0% (for a short period of couple of years) to 4.82%
Spanish taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates		25.00%